FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Renegotiated Loans, Refinanced Loans and Expected Loss (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	S/ 2,241,062	S/ 2,407,516
Allowance for loan losses	8,378,895	8,645,945
Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	2,210,031	2,386,168
Allowance for loan losses	987,670	1,026,340
Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans	4,381,243	6,996,206
Allowance for loan losses	495,738	1,060,726
Stage 1 [Member] | Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	89,847	56,439
Allowance for loan losses	5,961	1,445
Stage 1 [Member] | Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans	3,090,297	4,093,815
Allowance for loan losses	23,513	36,800
Stage 2 [Member] | Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	60,494	41,380
Allowance for loan losses	9,968	5,984
Stage 2 [Member] | Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans	579,176	1,536,104
Allowance for loan losses	55,208	146,087
Stage 3 [Member] | Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	2,059,690	2,288,349
Allowance for loan losses	971,741	1,018,911
Stage 3 [Member] | Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans	711,770	1,366,287
Allowance for loan losses	S/ 417,017	S/ 877,839